Reportable Segments - Results of Operations by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Total revenues	$ 243,213	$ 242,012	$ 254,234	$ 229,225	$ 243,321	$ 237,762	$ 225,954	$ 167,135	$ 968,684	$ 874,172	$ 677,761
Operating gross margin:
Total operating gross margin	36,768	45,066	43,485	28,863	48,564	48,733	50,273	20,877	154,182	168,447	151,556
Long-lived assets:
Total long-lived assets	895,940				871,356				895,940	871,356
Africa and Middle East [Member]
Revenues:
Total revenues									128,214	58,416	26,528
Operating gross margin:
Total operating gross margin									(16,973)	(383)	(2,027)
Long-lived assets:
Total long-lived assets	115,713				110,336				115,713	110,336
Asia Pacific [Member]
Revenues:
Total revenues									187,799	170,165	117,392
Operating gross margin:
Total operating gross margin									29,769	21,995	16,550
Long-lived assets:
Total long-lived assets	43,252				44,606				43,252	44,606
CIS [Member]
Revenues:
Total revenues									61,849	55,165	44,312
Operating gross margin:
Total operating gross margin									19,534	11,888	(9,580)
Long-lived assets:
Total long-lived assets	49,951				55,722				49,951	55,722
Europe [Member]
Revenues:
Total revenues									20,296	16,788	0
Operating gross margin:
Total operating gross margin									11,534	274	0
Long-lived assets:
Total long-lived assets	20,140				82,473				20,140	82,473
Latin America [Member]
Revenues:
Total revenues									86,651	120,261	103,540
Operating gross margin:
Total operating gross margin									(9,914)	1,140	9,581
Long-lived assets:
Total long-lived assets	77,136				15,198				77,136	15,198
United States [Member]
Revenues:
Total revenues									483,875	453,377	385,989
Operating gross margin:
Total operating gross margin									120,232	133,533	137,032
Long-lived assets:
Total long-lived assets	$ 589,748				$ 563,021				$ 589,748	$ 563,021